Deferred income tax assets and liabilities and income tax expense	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Deferred income tax assets and liabilities and income tax expense
Note 16. Deferred income tax assets and liabilities, and income tax expense
Deferred income tax assets and liabilities break down as follows:

	As of January 1, 2023	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2023
Tax losses and other unused tax credits (1)	4,717	3,215	—	7,932
Provisions	4,706	(436)	—	4,270
Right-of-use assets, net	1,038	2,267	—	3,305
Employee benefit	3,909	(356)	(2,298)	1,255
Other	1,447	(1,420)	—	27

Assets for deferred income tax	15,817	3,270	(2,298)	16,789

Property, plant and equipment	(146,154)	(132,570)	—	(278,724)
Tax inflation adjustment	(108,363)	6,124	—	(102,239)
Trade and other receivables	(1,347)	(10,353)	—	(11,700)
Borrowings	(921)	(47)	—	(968)
Inventories	(898)	519	—	(379)
Short-term investments	(1,210)	1,046	—	(164)

Liabilities for deferred income tax	(258,893)	(135,281)	—	(394,174)

Deferred income tax, net	(243,076)	(132,011)	(2,298)	(377,385)

	As of January 1, 2022	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2022
Tax losses and other unused tax credits (1)	6,972	(2,255)	—	4,717
Provisions	7,265	(2,559)	—	4,706
Employee benefit	2,913	(467)	1,463	3,909
Right-of-use assets, net	161	877	—	1,038
Other	(501)	1,948	—	1,447

Assets for deferred income tax	16,810	(2,456)	1,463	15,817

Property, plant and equipment	(150,786)	4,632	—	(146,154)
Tax inflation adjustment	(36,038)	(72,325)	—	(108,363)
Trade and other receivables	1,784	(3,131)	—	(1,347)
Short-term investments	(1,925)	715	—	(1,210)
Borrowings	(1,225)	304	—	(921)
Inventories	(1,269)	371	—	(898)

Liabilities for deferred income tax	(189,459)	(69,434)	—	(258,893)

Deferred income tax, net	(172,649)	(71,890)	1,463	(243,076)

(1)
As of December 31, 2023 and 2022,

the Company has recognized Net Operating Loss (“NOL”) based on the analysis of expected future taxable income in the following years, generated in Argentina and Mexico.

Deferred income tax assets and liabilities are offset in the following cases: (i) when there is a legally enforceable right to offset tax assets and liabilities; and (ii) when deferred income tax charges are related to the same tax authority. The following amounts, are disclosed in the consolidated statement of financial position:

	As of December 31, 2023	As of December 31, 2022
Deferred income tax assets, net	5,743	335

Deferred income tax assets, net	5,743	335

	As of December 31, 2023	As of December 31, 2022
Deferred income tax liabilities, net	383,128	243,411

Deferred income tax liabilities, net	383,128	243,411

Income tax breaks down as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Income tax
Current income tax	(16,393)	(92,089)	(62,419)
Deferred income tax	(132,011)	(71,890)	(39,695)

Income tax (expense) charged in the statement of profit or loss	(148,404)	(163,979)	(102,114)

Deferred income tax charged to other comprehensive income	(2,298)	1,463	2,048

Total income tax (expense)	(150,702)	(162,516)	(100,066)

For the years ended December 31, 2023, 2022 and 2021, the Company’s effective rate was 27%, 38% and 67%, respectively. The differences between the effective and statutory rate mainly include: (i) the application of the tax adjustment for inflation in Argentina; (ii) the depreciation of the Argentine peso (“ARS”) with respect to the USD affecting the Company’s tax deductions of nonmonetary assets; and (iii) the accumulative tax losses not recognized in the period.
Below is the reconciliation between income tax expense and the amount resulting from the application of the tax rate to profit income tax:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit before income tax	545,359	433,514	152,764
Effective income tax rate	30%	30%	30%

Income tax at the effective tax rate pursuant to effective tax regulations	(163,608)	(130,054)	(45,829)

Items that adjust income tax (expense) / benefit:
Nondeductible expenses	(13,328)	(18,735)	(6,600)
Inflation adjustment	(146,077)	(153,517)	(98,348)
Effect on the measurement of monetary and nonmonetary items at functional currency	196,841	169,058	86,724
Unrecognized tax losses and other assets	(7,156)	(15,568)	(4,047)
Effect of tax losses (1)	—	—	31,232
Effect related to statutory income tax rate change (2)	—	—	(67,312)
Difference in income tax estimate prior year	1,695	6,358	—
Application of tax credits	16,077	6,229	9,710
Effect related to the difference in tax rate other than Mexican statutory rate	(34,317)	(25,762)	(7,637)
Other	1,469	(1,988)	(7)

Total income tax (expense)	(148,404)	(163,979)	(102,114)

(1)	For the year ended December 31, 2021, see Note 16.1.
(2)	For the year ended December 31, 2021, mainly include effects in Note 30.1.

As of December 31, 2023 and 2022, the Company and some subsidiaries in Mexico carry accumulated tax losses not recognized for which no deferred tax asset has been recognized. According to Mexican legislation, these accumulated tax losses not recognized shall be adjusted annually by the applicable index. Below are the updated accumulated tax losses not recognized and their due dates:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
2027	6,185	5,166	4,499
2028	72,643	60,727	51,618
2029	32,126	27,113	13,781
As from 2030	83,735	36,203	7,903

Total accumulated tax losses not recognized	194,689	129,209	77,801

Income tax liabilities break down as follows:

	As of December 31, 2023	As of December 31, 2022
Current
Income tax, net of withholdings and prepayments	3	58,770

Total current	3	58,770

16.1 Current income tax
The reform introduced by Law No. 27,541 in Argentina set forth that, for fiscal years beginning January 1, 2021, 100% of the adjustment for inflation be deducted or levied in the year in which it is determined (Note 30.1).
For the fiscal year ended December 31, 2021, such adjustment for inflation generated a significant increase in the income tax base of Vista Argentina, a Company´s subsidiary, due to the disparity between the changes in the Consumer Price Index (“IPC”, by Spanish acronym) and the exchange rate during such period.
The Company considers that the application of this adjustment for inflation violates constitutional rights, principles and guarantees, as it levies fictitious profit, thus increasing the tax burden in a way which is constitutionally inadmissible pursuant to case law issued by the Argentine Supreme Court of Justice.
In addition, in this context, Vista Argentina recognized the effects of inflation upon applying accumulated tax losses to the income tax base for the year ended December 31, 2021.